Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Inventories
Stock of materials	$ 42.1	$ 30.6	[1]
Inventory write-down	0.3	11.9		$ 0.4
Inventory recognized as an expense	$ 280.0	$ 285.5		$ 321.4

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)